1 Main Street North
Minot, ND 58703

December 3, 2024

VIA EDGAR

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	The Integrity Funds
File No. 033-53698
CIK No. 0000893730

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the registration statement on Form N-1A for the above captioned Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on November 27, 2024.

The Integrity Funds

By: /s/ Shelly Nahrstedt

Treasurer